Restricted Cash (Details) - Schedule of company’s restricted cash - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Company SRestricted Cash Abstract
Restricted cash in banks and other financial institutions	$ 17,680,536	$ 20,592,223
Restricted cash in other guaranteed creditors	8,659,172	9,101,466
Total	$ 26,339,708	$ 29,693,689